Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–38.08%
Aerospace & Defense–0.54%
Raytheon Technologies Corp.	10,517	$860,922
Agricultural & Farm Machinery–0.41%
Deere & Co.(b)	1,943	648,748
Air Freight & Logistics–0.56%
United Parcel Service, Inc., Class B	5,504	889,116
Airlines–0.11%
Spirit Airlines, Inc.(c)	8,980	169,004
Apparel Retail–0.24%
Ross Stores, Inc.	4,540	382,586
Application Software–0.58%
Consensus Cloud Solutions, Inc.(c)	766	36,232
Manhattan Associates, Inc.(c)	1,702	226,417
Paylocity Holding Corp.(c)	1,042	251,726
Synopsys, Inc.(c)	1,349	412,133
		926,508
Automobile Manufacturers–0.57%
General Motors Co.	9,343	299,817
Tesla, Inc.(c)	2,283	605,566
		905,383
Automotive Retail–0.46%
AutoZone, Inc.(c)	344	736,824
Biotechnology–0.23%
Seagen, Inc.(c)	2,675	366,020
Communications Equipment–0.47%
Motorola Solutions, Inc.	3,331	746,044
Construction Materials–0.35%
Vulcan Materials Co.	3,548	559,555
Consumer Finance–0.31%
Capital One Financial Corp.	5,330	491,266
Data Processing & Outsourced Services–1.03%
Mastercard, Inc., Class A	5,795	1,647,750
Diversified Banks–0.94%
JPMorgan Chase & Co.(b)	14,382	1,502,919
Diversified Metals & Mining–0.18%
Compass Minerals International, Inc.(b)	7,603	292,944
Electric Utilities–0.65%
Avangrid, Inc.(b)	15,439	643,806
PPL Corp.(b)	15,411	390,669
		1,034,475
Electrical Components & Equipment–0.77%
Hubbell, Inc.	1,795	400,285
Regal Rexnord Corp.(b)	3,757	527,333
Shares		Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	1,422	$305,886
		1,233,504
Environmental & Facilities Services–0.24%
Waste Connections, Inc.	2,782	375,932
Financial Exchanges & Data–0.59%
Intercontinental Exchange, Inc.	10,390	938,737
Gas Utilities–0.78%
ONE Gas, Inc.	8,165	574,735
Suburban Propane Partners L.P.	44,185	664,984
		1,239,719
General Merchandise Stores–0.37%
Dollar General Corp.(b)	2,463	590,775
Health Care Equipment–0.51%
Boston Scientific Corp.(c)	13,730	531,763
DexCom, Inc.(c)	3,600	289,944
		821,707
Health Care Facilities–0.42%
HCA Healthcare, Inc.	1,897	348,650
Tenet Healthcare Corp.(c)	6,102	314,741
		663,391
Homebuilding–0.21%
D.R. Horton, Inc.	4,876	328,399
Hotels, Resorts & Cruise Lines–0.35%
Airbnb, Inc., Class A(c)	2,565	269,427
Wyndham Hotels & Resorts, Inc.	4,771	292,701
		562,128
Household Products–0.61%
Procter & Gamble Co. (The)	7,681	969,726
Human Resource & Employment Services–0.26%
Korn Ferry	8,984	421,799
Hypermarkets & Super Centers–0.57%
Walmart, Inc.	7,067	916,590
Industrial Conglomerates–0.31%
Honeywell International, Inc.	2,936	490,224
Industrial Machinery–0.31%
Otis Worldwide Corp.	7,682	490,112
Industrial REITs–0.74%
Prologis, Inc.	11,664	1,185,062
Insurance Brokers–0.43%
Arthur J. Gallagher & Co.	3,977	680,942
Integrated Oil & Gas–0.76%
Exxon Mobil Corp.	13,867	1,210,728

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Shares		Value
Integrated Telecommunication Services–0.53%
Verizon Communications, Inc.	22,184	$842,326
Interactive Home Entertainment–0.37%
Electronic Arts, Inc.	5,053	584,683
Interactive Media & Services–2.20%
Alphabet, Inc., Class A(c)	20,380	1,949,347
Meta Platforms, Inc., Class A(c)	10,358	1,405,373
Ziff Davis, Inc.(b)(c)	2,299	157,436
		3,512,156
Internet & Direct Marketing Retail–1.97%
Amazon.com, Inc.(c)	27,800	3,141,400
Internet Services & Infrastructure–0.08%
MongoDB, Inc.(c)	673	133,631
Investment Banking & Brokerage–0.74%
Charles Schwab Corp. (The)	5,124	368,262
Raymond James Financial, Inc.(b)	8,267	816,945
		1,185,207
IT Consulting & Other Services–0.24%
Amdocs Ltd.	4,719	374,925
Leisure Facilities–0.11%
Cedar Fair L.P.	4,418	181,801
Life Sciences Tools & Services–0.15%
Avantor, Inc.(c)	12,554	246,058
Managed Health Care–1.47%
Molina Healthcare, Inc.(c)	1,224	403,724
UnitedHealth Group, Inc.	3,853	1,945,919
		2,349,643
Metal & Glass Containers–0.33%
Silgan Holdings, Inc.	12,636	531,217
Movies & Entertainment–0.47%
Netflix, Inc.(c)	3,196	752,466
Office REITs–0.16%
Alexandria Real Estate Equities, Inc.	1,859	260,613
Oil & Gas Exploration & Production–1.06%
APA Corp.	12,198	417,050
Chesapeake Energy Corp.(b)	6,524	614,626
CNX Resources Corp.(b)(c)	20,220	314,017
Marathon Oil Corp.	15,356	346,738
		1,692,431
Oil & Gas Storage & Transportation–0.21%
Energy Transfer L.P.	31,034	342,305
Pharmaceuticals–2.29%
AstraZeneca PLC, ADR (United Kingdom)	12,642	693,287
Bayer AG (Germany)	10,285	474,631
Catalent, Inc.(c)	3,807	275,475
Eli Lilly and Co.	3,470	1,122,024
Johnson & Johnson	6,682	1,091,572
		3,656,989
Shares		Value
Property & Casualty Insurance–0.64%
Allstate Corp. (The)	8,226	$1,024,384
Regional Banks–0.71%
East West Bancorp, Inc.	7,053	473,538
First Citizens BancShares, Inc., Class A	823	656,285
		1,129,823
Research & Consulting Services–0.22%
CACI International, Inc., Class A(c)	1,315	343,294
Restaurants–0.32%
Starbucks Corp.	6,097	513,733
Semiconductor Equipment–0.42%
Applied Materials, Inc.	8,251	676,004
Semiconductors–1.39%
Advanced Micro Devices, Inc.(c)	13,552	858,655
NVIDIA Corp.	6,597	800,810
QUALCOMM, Inc.	5,001	565,013
		2,224,478
Soft Drinks–0.62%
Coca-Cola Co. (The)	17,521	981,526
Specialty Chemicals–0.24%
NewMarket Corp.	1,252	376,639
Systems Software–3.32%
Microsoft Corp.	18,135	4,223,641
VMware, Inc., Class A	10,145	1,080,037
		5,303,678
Technology Hardware, Storage & Peripherals–1.96%
Apple, Inc.	22,650	3,130,230
Total Common Stocks & Other Equity Interests (Cost $52,696,883)		60,771,179
Principal Amount
U.S. Dollar Denominated Bonds & Notes–29.16%
Advertising–0.02%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$14,000	13,720
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	26,000	25,236
		38,956
Aerospace & Defense–0.26%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	17,000	16,202
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	309,000	296,464
Lockheed Martin Corp.,
4.15%, 06/15/2053	55,000	46,168
4.30%, 06/15/2062	67,000	56,184
		415,018
Agricultural & Farm Machinery–0.13%
Cargill, Inc.,
3.63%, 04/22/2027(d)	76,000	72,301
4.00%, 06/22/2032(d)	94,000	85,720
4.38%, 04/22/2052(d)	67,000	57,736
		215,757
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Airlines–0.31%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	$106,000	$86,276
Series 2021-1, Class A, 2.88%, 07/11/2034	99,000	80,710
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	53,607	43,715
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	67,977	66,023
4.75%, 10/20/2028(d)	143,824	134,148
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	85,135	82,251
		493,123
Apparel Retail–0.02%
Ross Stores, Inc., 3.38%, 09/15/2024	26,000	25,218
Application Software–0.10%
salesforce.com, inc., 2.90%, 07/15/2051	89,000	58,961
Workday, Inc., 3.70%, 04/01/2029	108,000	96,991
		155,952
Asset Management & Custody Banks–0.47%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	60,000	56,563
Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(e)	188,000	183,831
4.60%, 07/26/2030(e)	45,000	42,699
Series I, 3.75%(e)(f)	184,000	142,600
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	112,000	96,276
2.13%, 02/15/2027	89,000	71,897
2.85%, 09/30/2028	55,000	41,769
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	18,000	17,566
CI Financial Corp. (Canada), 3.20%, 12/17/2030	44,000	31,952
State Street Corp.,
4.42%, 05/13/2033(e)	29,000	26,805
4.16%, 08/04/2033(e)	44,000	39,766
		751,724
Automobile Manufacturers–0.74%
BMW US Capital LLC (Germany),
3.89% (SOFR + 0.84%), 04/01/2025(d)(g)	58,000	57,952
3.45%, 04/01/2027(d)	67,000	62,425
3.70%, 04/01/2032(d)	74,000	64,908
General Motors Financial Co., Inc.,
4.15%, 06/19/2023	21,000	20,905
3.80%, 04/07/2025	72,000	68,645
5.00%, 04/09/2027	111,000	105,356
Hyundai Capital America,
5.75%, 04/06/2023(d)	30,000	30,096
4.13%, 06/08/2023(d)	41,000	40,743
2.00%, 06/15/2028(d)	61,000	48,650
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(d)	62,000	50,427
PACCAR Financial Corp., 4.95%, 10/03/2025	237,000	237,923
Principal Amount		Value
Automobile Manufacturers–(continued)
Stellantis Finance US, Inc.,
5.63%, 01/12/2028(d)	$245,000	$236,375
6.38%, 09/12/2032(d)	11,000	10,192
Toyota Motor Credit Corp., 4.55%, 09/20/2027	154,000	150,539
		1,185,136
Automotive Retail–0.10%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	93,000	76,843
AutoZone, Inc., 4.75%, 08/01/2032	84,000	78,924
		155,767
Biotechnology–0.29%
AbbVie, Inc.,
3.85%, 06/15/2024	50,000	49,126
3.20%, 05/14/2026	287,000	268,630
CSL Finance PLC (Australia),
3.85%, 04/27/2027(d)	43,000	40,749
4.05%, 04/27/2029(d)	32,000	29,514
4.63%, 04/27/2042(d)	31,000	27,087
4.75%, 04/27/2052(d)	50,000	43,196
		458,302
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	11,000	13,316
Building Products–0.02%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	20,000	15,126
Masco Corp., 1.50%, 02/15/2028	30,000	24,242
		39,368
Cable & Satellite–0.33%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.43% (3 mo. USD LIBOR + 1.65%), 02/01/2024(g)	68,000	68,374
4.91%, 07/23/2025	287,000	280,123
3.50%, 06/01/2041	37,000	23,722
3.50%, 03/01/2042	78,000	49,669
3.90%, 06/01/2052	60,000	37,289
3.85%, 04/01/2061	55,000	32,251
4.40%, 12/01/2061	28,000	17,907
Comcast Corp., 2.65%, 08/15/2062	30,000	16,199
		525,534
Communications Equipment–0.01%
Motorola Solutions, Inc., 4.60%, 02/23/2028	14,000	13,242
Computer & Electronics Retail–0.02%
Leidos, Inc., 2.30%, 02/15/2031	35,000	25,975
Construction Machinery & Heavy Trucks–0.12%
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	200,182
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Consumer Finance–0.18%
American Express Co.,
4.99%, 05/26/2033(e)	$101,000	$93,973
4.42%, 08/03/2033(e)	193,000	175,699
Synchrony Financial, 4.25%, 08/15/2024	13,000	12,686
		282,358
Data Processing & Outsourced Services–0.32%
Fidelity National Information Services, Inc.,
4.70%, 07/15/2027	221,000	213,057
5.10%, 07/15/2032(b)	221,000	207,968
PayPal Holdings, Inc., 5.05%, 06/01/2052	101,000	90,281
		511,306
Distributors–0.03%
Genuine Parts Co., 2.75%, 02/01/2032	64,000	49,627
Diversified Banks–7.95%
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(d)(e)(f)	425,000	406,251
Banco Santander S.A. (Spain), 5.29%, 08/18/2027	200,000	188,640
Bank of America Corp.,
2.46%, 10/22/2025(e)	502,000	470,231
3.37%, 01/23/2026(e)	19,000	18,015
4.38%, 04/27/2028(e)	178,000	167,010
4.95%, 07/22/2028(b)(e)	130,000	125,043
4.27%, 07/23/2029(e)	11,000	10,046
2.69%, 04/22/2032(e)	91,000	71,152
2.57%, 10/20/2032(e)	51,000	39,062
2.97%, 02/04/2033(e)	71,000	55,593
4.57%, 04/27/2033(e)	149,000	133,657
5.02%, 07/22/2033(e)	175,000	162,572
2.48%, 09/21/2036(e)	72,000	52,113
3.85%, 03/08/2037(e)	28,000	22,628
7.75%, 05/14/2038	115,000	127,893
Series RR, 4.38%(e)(f)	195,000	156,975
Series TT, 6.13%(b)(e)(f)	295,000	279,513
Barclays PLC (United Kingdom), 8.00%(e)(f)	200,000	175,540
BPCE S.A. (France),
2.88% (SOFR + 0.57%), 01/14/2025(d)(g)	250,000	246,650
4.50%, 03/15/2025(d)	184,000	174,898
Citigroup, Inc.,
5.61%, 09/29/2026(b)(e)	376,000	374,187
4.66%, 05/24/2028(b)(e)	93,000	88,456
4.08%, 04/23/2029(e)	21,000	19,032
4.41%, 03/31/2031(e)	24,000	21,566
2.56%, 05/01/2032(e)	58,000	44,598
2.52%, 11/03/2032(e)	37,000	28,096
3.06%, 01/25/2033(e)	38,000	29,969
3.79%, 03/17/2033(e)	177,000	148,601
4.91%, 05/24/2033(e)	105,000	96,750
2.90%, 11/03/2042(e)	51,000	32,653
Series V, 4.70%(e)(f)	160,000	128,992
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	133,962
Principal Amount		Value
Diversified Banks–(continued)
Cooperatieve Rabobank U.A. (Netherlands),
4.66%, 08/22/2028(d)(e)	$250,000	$236,093
3.76%, 04/06/2033(d)(e)	250,000	206,996
Credit Agricole S.A. (France),
4.38%, 03/17/2025(d)	304,000	292,237
4.75%(d)(e)(f)	200,000	138,312
7.88%(d)(e)(f)	200,000	192,356
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(e)	200,000	167,975
Discover Bank, 4.65%, 09/13/2028	122,000	110,807
Federation des Caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	264,988
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(e)	109,000	107,636
2.25%, 11/22/2027(e)	200,000	168,290
4.04%, 03/13/2028(e)	135,000	121,963
5.21%, 08/11/2028(e)	205,000	191,867
4.58%, 06/19/2029(e)	183,000	163,387
4.60%(e)(f)	225,000	156,598
6.25%(e)(f)	203,000	195,296
ING Groep N.V. (Netherlands), 4.06% (SOFR + 1.01%), 04/01/2027(g)	308,000	292,205
JPMorgan Chase & Co.,
3.80%, 07/23/2024(e)	33,000	32,561
2.08%, 04/22/2026(e)	37,000	33,733
3.78%, 02/01/2028(e)	23,000	21,114
4.32%, 04/26/2028(e)	174,000	163,205
3.54%, 05/01/2028(e)	14,000	12,688
4.85%, 07/25/2028(e)	137,000	131,686
4.59%, 04/26/2033(e)	105,000	94,635
4.91%, 07/25/2033(e)	211,000	194,855
5.72%, 09/14/2033(e)	333,000	315,376
KeyBank N.A., 4.90%, 08/08/2032	250,000	225,227
Mitsubishi UFJ Financial Group, Inc. (Japan),
4.79%, 07/18/2025(e)	593,000	585,427
5.02%, 07/20/2028(e)	200,000	192,197
1.80%, 07/20/2033(e)	200,000	187,117
Mizuho Financial Group, Inc. (Japan),
2.56%, 09/13/2031	200,000	147,177
5.67%, 09/13/2033(e)	209,000	201,263
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(d)(e)	154,000	130,198
Nordea Bank Abp (Finland),
4.75%, 09/22/2025(d)	200,000	196,887
5.38%, 09/22/2027(d)	200,000	195,190
3.75%(d)(e)(f)	210,000	139,158
6.63%(d)(e)(f)	202,000	187,557
PNC Bank N.A., 2.50%, 08/27/2024	252,000	241,823
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	17,000	16,857
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(e)	200,000	146,380
7.75%(d)(e)(f)	239,000	216,821
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	55,000	41,239
2.22%, 09/17/2031	200,000	149,917
Swedbank AB (Sweden), 5.34%, 09/20/2027(d)	206,000	199,860
Truist Bank, 2.64%, 09/17/2029(e)	376,000	350,600
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified Banks–(continued)
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	$20,000	$18,711
4.55%, 07/22/2028(e)	136,000	131,178
4.97%, 07/22/2033(e)	105,000	98,194
2.49%, 11/03/2036(e)	142,000	106,949
Wells Fargo & Co.,
3.53%, 03/24/2028(e)	75,000	68,003
3.58%, 05/22/2028(e)	21,000	19,019
4.81%, 07/25/2028(e)	79,000	75,426
4.90%, 07/25/2033(e)	77,000	71,092
4.61%, 04/25/2053(e)	130,000	105,812
		12,682,482
Diversified Capital Markets–1.13%
Credit Suisse AG (Switzerland),
3.63%, 09/09/2024	197,000	188,172
5.00%, 07/09/2027	250,000	230,830
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	154,000	141,861
6.44%, 08/11/2028(d)(e)	256,000	238,393
4.19%, 04/01/2031(d)(e)	250,000	196,948
6.54%, 08/12/2033(d)(e)	366,000	329,407
UBS Group AG (Switzerland),
4.13%, 04/15/2026(d)	160,000	151,472
4.75%, 05/12/2028(d)(e)	205,000	192,689
4.38%(d)(e)(f)	200,000	131,900
		1,801,672
Diversified Chemicals–0.45%
Celanese US Holdings LLC,
5.90%, 07/05/2024	178,000	175,671
6.05%, 03/15/2025	190,000	185,782
6.17%, 07/15/2027	200,000	189,535
6.33%, 07/15/2029	55,000	51,316
6.38%, 07/15/2032	128,000	119,111
		721,415
Diversified REITs–0.57%
CubeSmart L.P.,
2.25%, 12/15/2028	15,000	12,195
2.50%, 02/15/2032	34,000	25,492
Roche Holdings, Inc. (Switzerland), 2.31%, 03/10/2027(d)	297,000	267,153
VICI Properties L.P.,
4.75%, 02/15/2028	119,000	109,676
4.95%, 02/15/2030	119,000	107,795
5.13%, 05/15/2032	86,000	76,421
5.63%, 05/15/2052	89,000	73,835
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(d)	242,000	238,134
		910,701
Electric Utilities–1.00%
AEP Texas, Inc.,
3.95%, 06/01/2028(d)	172,000	159,047
4.70%, 05/15/2032	50,000	46,120
5.25%, 05/15/2052	73,000	66,843
Duke Energy Corp.,
4.30%, 03/15/2028	94,000	88,607
5.00%, 08/15/2052	148,000	126,452
3.25%, 01/15/2082(e)	49,000	35,970
Principal Amount		Value
Electric Utilities–(continued)
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(d)	$231,000	$223,112
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(d)	200,000	114,446
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	74,000	60,219
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	188,000	181,994
5.00%, 07/15/2032	59,000	56,414
PacifiCorp, 2.90%, 06/15/2052	53,000	34,069
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(e)	37,000	30,095
Tampa Electric Co.,
3.88%, 07/12/2024	105,000	103,134
5.00%, 07/15/2052	61,000	56,214
Virginia Electric & Power Co.,
Series B, 3.75%, 05/15/2027	80,000	75,620
Series C, 4.63%, 05/15/2052	92,000	79,829
Xcel Energy, Inc., 4.60%, 06/01/2032	63,000	58,496
		1,596,681
Electrical Components & Equipment–0.29%
CenterPoint Energy Houston Electric LLC,
Series AI, 4.45%, 10/01/2032	245,000	232,496
Series AJ, 4.85%, 10/01/2052	247,000	227,605
		460,101
Electronic Equipment & Instruments–0.04%
Vontier Corp., 2.95%, 04/01/2031	83,000	59,858
Financial Exchanges & Data–0.65%
Cboe Global Markets, Inc., 3.00%, 03/16/2032	218,000	179,570
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	133,000	126,387
4.35%, 06/15/2029	101,000	95,665
4.60%, 03/15/2033	88,000	82,130
4.95%, 06/15/2052	122,000	108,701
5.20%, 06/15/2062	92,000	82,658
Moody’s Corp.,
2.00%, 08/19/2031	47,000	35,844
4.25%, 08/08/2032	49,000	44,472
2.75%, 08/19/2041	55,000	36,643
3.75%, 02/25/2052	64,000	47,461
3.10%, 11/29/2061	129,000	78,940
S&P Global, Inc.,
2.90%, 03/01/2032(d)	59,000	49,329
3.90%, 03/01/2062(d)	89,000	67,561
		1,035,361
General Merchandise Stores–0.27%
Dollar General Corp.,
4.63%, 11/01/2027	71,000	69,133
5.00%, 11/01/2032	63,000	60,678
5.50%, 11/01/2052	125,000	122,732
Target Corp., 4.50%, 09/15/2032	180,000	171,772
		424,315
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Health Care REITs–0.02%
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	$17,000	$15,684
2.00%, 03/15/2031(b)	16,000	11,776
		27,460
Health Care Services–0.23%
Cigna Corp., 4.13%, 11/15/2025	13,000	12,640
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	125,506
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	58,000	44,231
Series 2042, 2.72%, 01/01/2042	56,000	37,800
2.86%, 01/01/2052	65,000	41,439
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	171,000	103,120
		364,736
Home Improvement Retail–0.65%
Home Depot, Inc. (The),
4.50%, 09/15/2032	180,000	172,228
4.95%, 09/15/2052	91,000	85,721
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	37,000	34,321
5.00%, 04/15/2033(b)	334,000	315,814
5.63%, 04/15/2053(b)	250,000	231,792
5.80%, 09/15/2062	208,000	191,402
		1,031,278
Homebuilding–0.04%
D.R. Horton, Inc., 4.75%, 02/15/2023	17,000	16,993
M.D.C. Holdings, Inc., 3.97%, 08/06/2061	95,000	50,301
		67,294
Hotels, Resorts & Cruise Lines–0.18%
Expedia Group, Inc.,
4.63%, 08/01/2027	13,000	12,229
3.25%, 02/15/2030	208,000	168,964
2.95%, 03/15/2031	27,000	20,983
Marriott International, Inc., 5.00%, 10/15/2027	94,000	90,930
		293,106
Household Products–0.06%
Colgate-Palmolive Co., 3.10%, 08/15/2027	97,000	91,260
Hypermarkets & Super Centers–0.18%
Walmart, Inc.,
4.15%, 09/09/2032	172,000	164,941
4.50%, 09/09/2052	134,000	125,921
		290,862
Independent Power Producers & Energy Traders–0.09%
AES Corp. (The), 1.38%, 01/15/2026	16,000	13,799
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(d)	146,000	137,888
		151,687
Principal Amount		Value
Industrial Machinery–0.01%
Flowserve Corp., 2.80%, 01/15/2032	$15,000	$10,758
Industrial REITs–0.02%
LXP Industrial Trust, 2.38%, 10/01/2031	35,000	25,475
Insurance Brokers–0.05%
Willis North America, Inc., 4.65%, 06/15/2027	90,000	85,601
Integrated Oil & Gas–0.27%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	72,000	51,520
2.94%, 06/04/2051	38,000	24,212
3.00%, 03/17/2052	38,000	24,436
BP Capital Markets PLC (United Kingdom),
4.38%(e)(f)	46,000	42,665
4.88%(e)(f)	144,000	124,290
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	28,000	25,125
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	97,000	68,150
3.00%, 11/26/2051	97,000	64,496
		424,894
Integrated Telecommunication Services–0.29%
AT&T, Inc.,
3.68% (SOFR + 0.64%), 03/25/2024(g)	100,000	99,441
4.30%, 02/15/2030	23,000	21,040
2.55%, 12/01/2033	112,000	83,027
Verizon Communications, Inc.,
1.75%, 01/20/2031	15,000	11,274
2.36%, 03/15/2032	205,000	157,402
2.85%, 09/03/2041	81,000	54,234
3.00%, 11/20/2060	19,000	11,088
3.70%, 03/22/2061	33,000	22,472
		459,978
Interactive Home Entertainment–0.02%
Electronic Arts, Inc., 1.85%, 02/15/2031	49,000	37,836
Interactive Media & Services–0.33%
Meta Platforms, Inc.,
3.85%, 08/15/2032(d)	231,000	203,291
4.45%, 08/15/2052(d)	238,000	194,631
4.65%, 08/15/2062(d)	165,000	133,325
		531,247
Internet & Direct Marketing Retail–0.12%
Amazon.com, Inc., 2.88%, 05/12/2041	68,000	49,845
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(d)	150,000	137,408
		187,253
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Investment Banking & Brokerage–1.13%
Charles Schwab Corp. (The),
2.45%, 03/03/2027	$37,000	$33,257
3.92% (SOFR + 1.05%), 03/03/2027(g)	124,000	123,164
2.90%, 03/03/2032	74,000	61,083
5.00%(e)(f)	88,000	79,310
Goldman Sachs Group, Inc. (The),
3.49% (SOFR + 0.58%), 03/08/2024(g)	128,000	126,901
3.16% (SOFR + 0.70%), 01/24/2025(g)	84,000	82,520
3.50%, 04/01/2025	19,000	18,170
3.73% (SOFR + 0.81%), 03/09/2027(g)	214,000	205,653
1.95%, 10/21/2027(e)	53,000	45,391
3.35% (SOFR + 0.92%), 10/21/2027(g)	171,000	163,600
3.91% (SOFR + 1.12%), 02/24/2028(g)	43,000	41,207
4.48%, 08/23/2028(e)	122,000	114,608
1.99%, 01/27/2032(e)	38,000	28,147
2.65%, 10/21/2032(e)	60,000	46,059
3.10%, 02/24/2033(e)	48,000	38,182
3.44%, 02/24/2043(e)	62,000	43,080
Series FRN, 3.71%(SOFR + 0.79%), 12/09/2026(g)	285,000	275,670
Morgan Stanley,
3.15% (SOFR + 0.63%), 01/24/2025(g)	60,000	58,910
5.00%, 11/24/2025	26,000	25,692
2.19%, 04/28/2026(e)	18,000	16,523
3.62%, 04/01/2031(e)	24,000	20,766
2.24%, 07/21/2032(e)	74,000	55,665
2.51%, 10/20/2032(e)	40,000	30,612
2.48%, 09/16/2036(e)	92,000	66,060
		1,800,230
Leisure Products–0.15%
Brunswick Corp.,
4.40%, 09/15/2032	101,000	81,609
5.10%, 04/01/2052	240,000	166,961
		248,570
Life & Health Insurance–1.15%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	30,000	28,509
Athene Global Funding,
1.45%, 01/08/2026(d)	23,000	20,024
2.95%, 11/12/2026(d)	37,000	32,671
F&G Global Funding, 2.00%, 09/20/2028(d)	94,000	76,114
GA Global Funding Trust,
2.25%, 01/06/2027(d)	160,000	138,781
1.95%, 09/15/2028(d)	212,000	172,039
2.90%, 01/06/2032(d)	168,000	127,930
MAG Mutual Holding Co., 4.75%, 04/30/2041(h)	509,000	437,175
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(e)	13,000	11,562
MetLife, Inc., 5.00%, 07/15/2052	59,000	53,924
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(d)	227,000	219,480
Principal Amount		Value
Life & Health Insurance–(continued)
Pacific Life Global Funding II,
3.85% (SOFR + 0.80%), 03/30/2025(d)(g)	$253,000	$249,245
3.49% (SOFR + 0.62%), 06/04/2026(d)(g)	76,000	73,641
Prudential Financial, Inc.,
5.20%, 03/15/2044(e)	36,000	34,668
6.00%, 09/01/2052(e)	149,000	139,355
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	27,000	24,252
		1,839,370
Managed Health Care–0.18%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	135,000	94,551
3.00%, 06/01/2051	140,000	93,064
UnitedHealth Group, Inc., 3.70%, 05/15/2027	102,000	97,167
		284,782
Movies & Entertainment–0.35%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042(d)	226,000	169,499
5.14%, 03/15/2052(d)	280,000	204,044
5.39%, 03/15/2062(d)	248,000	180,310
		553,853
Multi-line Insurance–0.15%
Allianz SE (Germany), 3.20%(d)(e)(f)	203,000	131,514
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(d)	117,000	101,213
		232,727
Multi-Utilities–0.26%
Ameren Corp., 2.50%, 09/15/2024	12,000	11,400
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	15,000	12,923
WEC Energy Group, Inc.,
5.00%, 09/27/2025	246,000	245,291
5.15%, 10/01/2027	127,000	126,002
1.80%, 10/15/2030	17,000	12,996
		408,612
Office REITs–0.12%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	41,000	31,758
Office Properties Income Trust,
4.25%, 05/15/2024	93,000	85,626
4.50%, 02/01/2025	39,000	34,705
2.65%, 06/15/2026	9,000	6,757
2.40%, 02/01/2027	42,000	30,299
		189,145
Oil & Gas Exploration & Production–0.24%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	37,000	33,769
Continental Resources, Inc.,
2.27%, 11/15/2026(d)	21,000	17,946
2.88%, 04/01/2032(d)	30,000	22,009
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
EQT Corp.,
5.68%, 10/01/2025	$238,000	$236,831
5.70%, 04/01/2028	71,000	69,724
		380,279
Oil & Gas Storage & Transportation–0.67%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	74,000	58,626
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	33,000	36,894
Enbridge, Inc. (Canada),
3.34% (SOFR + 0.63%), 02/16/2024(g)	27,000	26,718
1.60%, 10/04/2026	33,000	28,512
Energy Transfer L.P.,
4.25%, 03/15/2023	16,000	15,961
4.00%, 10/01/2027	13,000	11,810
Kinder Morgan, Inc.,
7.75%, 01/15/2032	41,000	44,441
4.80%, 02/01/2033	103,000	92,554
5.45%, 08/01/2052	238,000	206,760
MPLX L.P.,
1.75%, 03/01/2026	23,000	20,150
4.25%, 12/01/2027	11,000	10,259
4.95%, 03/14/2052	165,000	129,527
ONEOK, Inc., 6.35%, 01/15/2031	35,000	34,371
Targa Resources Corp.,
5.20%, 07/01/2027	111,000	106,947
6.25%, 07/01/2052	127,000	115,717
Williams Cos., Inc. (The),
3.70%, 01/15/2023	28,000	27,980
2.60%, 03/15/2031	99,000	77,781
3.50%, 10/15/2051	44,000	29,349
		1,074,357
Other Diversified Financial Services–0.21%
Corebridge Financial, Inc., 6.88%, 12/15/2052(d)(e)	194,000	177,968
Jackson Financial, Inc.,
5.17%, 06/08/2027	80,000	77,143
5.67%, 06/08/2032	91,000	83,353
		338,464
Packaged Foods & Meats–0.10%
Conagra Brands, Inc., 4.60%, 11/01/2025	19,000	18,575
General Mills, Inc., 2.25%, 10/14/2031	25,000	19,596
JDE Peet’s N.V. (Netherlands), 1.38%, 01/15/2027(d)	150,000	124,128
		162,299
Paper Packaging–0.13%
Berry Global, Inc., 1.65%, 01/15/2027	188,000	156,135
Packaging Corp. of America, 3.65%, 09/15/2024	15,000	14,645
Sealed Air Corp., 1.57%, 10/15/2026(d)	48,000	40,246
		211,026
Pharmaceuticals–0.36%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(d)	335,000	328,886
Principal Amount		Value
Pharmaceuticals–(continued)
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	$110,000	$71,736
Mylan, Inc., 3.13%, 01/15/2023(d)	26,000	25,866
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	155,102
		581,590
Precious Metals & Minerals–0.05%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(d)	86,000	83,239
Property & Casualty Insurance–0.14%
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032(d)	183,000	169,023
Stewart Information Services Corp., 3.60%, 11/15/2031	67,000	51,740
		220,763
Railroads–0.69%
CSX Corp.,
4.10%, 11/15/2032	189,000	171,760
4.50%, 11/15/2052	189,000	159,090
Norfolk Southern Corp., 4.55%, 06/01/2053	72,000	61,179
Union Pacific Corp.,
2.15%, 02/05/2027	16,000	14,302
4.50%, 01/20/2033	247,000	234,747
4.95%, 09/09/2052	244,000	228,030
5.15%, 01/20/2063	250,000	233,025
		1,102,133
Real Estate Development–0.02%
Essential Properties L.P., 2.95%, 07/15/2031	41,000	30,013
Regional Banks–1.53%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	89,000	85,708
3.25%, 04/30/2030	9,000	7,371
2.64%, 09/30/2032	140,000	102,276
5.64%, 05/21/2037(e)	135,000	124,859
Fifth Third Bancorp,
4.06%, 04/25/2028(e)	72,000	67,655
4.77%, 07/28/2030(e)	163,000	152,398
4.34%, 04/25/2033(e)	96,000	85,234
Fifth Third Bank N.A., 3.85%, 03/15/2026	160,000	151,283
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	23,000	22,327
4.44%, 08/04/2028(e)	88,000	83,227
2.49%, 08/15/2036(e)	45,000	31,889
KeyCorp, 4.79%, 06/01/2033(e)	63,000	57,854
PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(e)	223,000	199,225
Series O, 6.46% (3 mo. USD LIBOR + 3.68%)(f)(g)	178,000	177,488
Series U, 6.00%(e)(f)	175,000	162,750
Series V, 6.20%(e)(f)	555,000	525,862
Santander Holdings USA, Inc., 3.50%, 06/07/2024	13,000	12,608
SVB Financial Group, 2.10%, 05/15/2028	30,000	24,341
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Regional Banks–(continued)
Truist Financial Corp.,
4.12%, 06/06/2028(e)	$124,000	$116,626
4.92%, 07/28/2033(e)	277,000	250,714
		2,441,695
Reinsurance–0.01%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	21,000	13,533
Renewable Electricity–0.04%
NSTAR Electric Co., 4.55%, 06/01/2052	72,000	62,732
Residential REITs–0.12%
American Homes 4 Rent L.P.,
3.63%, 04/15/2032	100,000	82,587
4.30%, 04/15/2052	50,000	36,770
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	13,000	10,433
2.70%, 01/15/2034	58,000	41,007
Spirit Realty L.P., 3.20%, 01/15/2027	16,000	14,059
Sun Communities Operating L.P., 2.70%, 07/15/2031	10,000	7,571
		192,427
Restaurants–0.17%
McDonald’s Corp., 5.15%, 09/09/2052	222,000	206,719
Starbucks Corp., 3.00%, 02/14/2032(b)	81,000	67,130
		273,849
Retail REITs–0.25%
Agree L.P.,
2.00%, 06/15/2028	19,000	15,335
4.80%, 10/01/2032	87,000	77,701
Kimco Realty Corp.,
1.90%, 03/01/2028	30,000	24,745
2.25%, 12/01/2031	51,000	38,329
Kite Realty Group L.P., 4.00%, 10/01/2026	49,000	45,116
Kite Realty Group Trust, 4.75%, 09/15/2030	16,000	13,928
National Retail Properties, Inc., 3.50%, 04/15/2051	36,000	24,171
Realty Income Corp.,
2.20%, 06/15/2028	14,000	11,808
3.25%, 01/15/2031	14,000	11,962
2.85%, 12/15/2032	12,000	9,625
Regency Centers L.P., 2.95%, 09/15/2029	15,000	12,459
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(d)(e)	133,000	114,386
		399,565
Semiconductor Equipment–0.05%
KLA Corp., 4.95%, 07/15/2052	95,000	86,532
Principal Amount		Value
Semiconductors–0.33%
Broadcom, Inc.,
3.46%, 09/15/2026	$309,000	$287,385
3.42%, 04/15/2033(d)	29,000	22,188
3.47%, 04/15/2034(d)	54,000	40,612
3.14%, 11/15/2035(d)	133,000	93,472
4.93%, 05/15/2037(d)	30,000	24,794
QUALCOMM, Inc.,
2.15%, 05/20/2030	31,000	25,599
3.25%, 05/20/2050	29,000	20,777
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	8,000	6,937
3.00%, 06/01/2031	18,000	13,642
		535,406
Soft Drinks–0.08%
PepsiCo, Inc.,
3.60%, 02/18/2028	57,000	53,933
3.90%, 07/18/2032	47,000	43,513
4.20%, 07/18/2052	34,000	30,158
		127,604
Sovereign Debt–0.12%
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(d)	200,000	190,400
Specialized Finance–0.09%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	38,000	27,928
Blackstone Private Credit Fund, 7.05%, 09/29/2025(d)	114,000	112,667
		140,595
Specialized REITs–0.79%
American Tower Corp.,
3.00%, 06/15/2023	22,000	21,726
3.38%, 10/15/2026	287,000	262,618
2.70%, 04/15/2031	69,000	54,241
4.05%, 03/15/2032	62,000	53,518
Crown Castle, Inc.,
4.45%, 02/15/2026	287,000	276,944
2.50%, 07/15/2031	67,000	51,725
EPR Properties,
4.75%, 12/15/2026	41,000	36,448
4.95%, 04/15/2028	106,000	91,402
3.60%, 11/15/2031	88,000	62,981
Extra Space Storage L.P.,
3.90%, 04/01/2029	35,000	31,204
2.35%, 03/15/2032	57,000	42,090
Life Storage L.P., 2.40%, 10/15/2031	54,000	40,609
Prologis, L.P., 4.63%, 01/15/2033	244,000	232,173
		1,257,679
Systems Software–0.01%
VMware, Inc., 3.90%, 08/21/2027	11,000	10,151
Technology Hardware, Storage & Peripherals–0.19%
Apple, Inc.,
3.35%, 08/08/2032	190,000	169,413
4.38%, 05/13/2045	11,000	9,914
2.55%, 08/20/2060	95,000	57,205
2.80%, 02/08/2061	99,000	61,952
		298,484
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Thrifts & Mortgage Finance–0.08%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(d)(e)	$150,000	$129,446
Tobacco–0.01%
Altria Group, Inc., 3.70%, 02/04/2051	21,000	12,717
Trucking–0.33%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(d)	20,000	19,081
3.40%, 11/15/2026(d)	25,000	22,665
4.40%, 07/01/2027(d)	44,000	41,338
Ryder System, Inc.,
4.63%, 06/01/2025	319,000	313,275
4.30%, 06/15/2027	65,000	61,587
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(d)	91,000	77,340
		535,286
Wireless Telecommunication Services–0.47%
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(d)	325,000	259,870
T-Mobile USA, Inc.,
3.50%, 04/15/2025	287,000	274,565
3.40%, 10/15/2052	185,000	122,455
5.65%, 01/15/2053	104,000	98,491
		755,381
Total U.S. Dollar Denominated Bonds & Notes (Cost $52,437,288)		46,534,106

Asset-Backed Securities–16.37%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	82,766	51,871
AmeriCredit Automobile Receivables Trust,
Series 2018-3, Class C, 3.74%, 10/18/2024	144,181	144,152
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	99,124
Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	263,199
Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	126,111
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	200,525
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(i)	33,555	31,873
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(i)	109,024	100,545
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(i)	59,940	51,241
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(i)	138,566	115,531
Series 2022-1, Class A1, 2.88%, 12/25/2066(d)(j)	239,832	208,341
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	392,944
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 3.96% (3 mo. USD LIBOR + 1.18%), 07/25/2034(d)(g)	424,000	405,058
Principal Amount		Value

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	$17,953	$14,516
Series 2007-C, Class 1A4, 3.08%, 05/20/2036(i)	5,558	5,351
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 3.59%, 06/25/2034(i)	16,490	15,984
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(k)	1,519,034	66,893
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(i)	197,842	169,981
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(i)	197,842	158,067
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(i)	189,123	163,969
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(i)	209,628	173,901
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(i)	255,789	204,364
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(g)	103,321	99,509
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	30,739	29,891
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(k)	1,760,475	35,782
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(i)	59,832	56,837
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 3.67% (1 mo. USD LIBOR + 0.85%), 11/15/2038(d)(g)	110,000	105,780
Series 2021-VOLT, Class A, 3.52% (1 mo. USD LIBOR + 0.70%), 09/15/2036(d)(g)	210,000	200,818
Series 2021-VOLT, Class B, 3.77% (1 mo. USD LIBOR + 0.95%), 09/15/2036(d)(g)	190,000	178,524
Series 2021-XL2, Class B, 3.82% (1 mo. USD LIBOR + 1.00%), 10/15/2038(d)(g)	98,014	92,818
BX Trust,
Series 2022-LBA6, Class A, 3.85% (1.00% + SOFR Term Rate), 01/15/2039(d)(g)	185,000	178,261
Series 2022-LBA6, Class B, 4.15% (1.30% + SOFR Term Rate), 01/15/2039(d)(g)	110,000	105,112
Series 2022-LBA6, Class C, 4.45% (1.60% + SOFR Term Rate), 01/15/2039(d)(g)	100,000	95,610
CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(d)	105,000	103,641
Series 2019-2, Class C, 2.89%, 03/15/2027(d)	100,000	98,583
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.02%, 11/13/2050(k)	763,130	22,409
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3.69% (3 mo. USD LIBOR + 0.98%), 04/20/2031(d)(g)	$250,000	$244,292
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(i)	4,414	4,193
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.03%, 01/25/2036(i)	42,488	38,165
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.14%, 11/10/2046(k)	378,596	2,738
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	31,173	30,749
Series 2017-C4, Class XA, IO, 1.22%, 10/12/2050(k)	2,133,949	74,010
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	82,367	80,966
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(i)	199,791	159,625
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 01/15/2026	120,000	119,845
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(d)(i)	11,553	11,339
Series 2021-5, Class A1, 1.73%, 11/26/2066(d)(i)	103,318	87,887
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(i)	141,941	124,210
Series 2022-2, Class A1, 2.99%, 02/25/2067(d)(j)	147,531	131,179
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(i)	245,378	224,792
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.50%, 12/10/2045(k)	124,891	4
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(d)	255,000	253,305
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	29,130	28,625
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	826,180
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	136,243
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	473,507
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	25,765	16,251
Series 2006-6, Class A3, 6.00%, 04/25/2036	18,137	10,396
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(i)	40,956	38,183
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(i)	51,475	44,884
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(i)	178,467	166,060
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(i)	100,000	85,495
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(i)	252,513	242,505
Principal Amount		Value

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	$571,000	$472,736
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	84,842	47,104
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 09/16/2024	13,219	13,237
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 3.59% (3 mo. USD LIBOR + 1.08%), 01/15/2034(d)(g)	100,056	96,248
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(i)	16,606	16,054
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(i)	39,218	33,213
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(i)	127,780	108,199
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)(j)	242,379	233,533
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(d)	226,642	223,665
Extended Stay America Trust, Series 2021-ESH, Class B, 4.20% (1 mo. USD LIBOR + 1.38%), 07/15/2038(d)(g)	104,358	100,643
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 3.73% (1 mo. USD LIBOR + 0.65%), 11/25/2035(g)	37,251	17,444
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(i)	320,337	276,905
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(i)	85,394	73,726
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.75%, 11/25/2045(d)(i)	60,000	59,780
Series 2013-K26, Class C, 3.69%, 12/25/2045(d)(i)	40,000	39,841
Series 2013-K27, Class C, 3.61%, 01/25/2046(d)(i)	110,000	109,260
Series 2013-K28, Class C, 3.60%, 06/25/2046(d)(i)	450,000	440,818
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 3.87% (3 mo. USD LIBOR + 1.09%), 01/25/2032(d)(g)	275,000	265,387
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 3.58% (1 mo. Term SOFR + 0.73%), 08/15/2036(d)(g)	100,000	98,400
GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	65,000	64,086
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	752	752
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	23,993	23,776
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	184,438
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(i)	171,222	148,692
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.65%, 07/25/2035(i)	$3,874	$3,704
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	96,847
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(d)	104,000	95,284
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	325,000	322,099
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	324,944
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	78,000	76,695
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	236,919
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	26,399	26,357
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 2.61%, 07/25/2035(i)	21,694	21,230
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(i)	231,723	188,560
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	270,000	251,747
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	100,372
Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(k)	1,972,369	41,716
KKR CLO 30 Ltd., Series 30A, Class A1R, 3.76% (3 mo. USD LIBOR + 1.02%), 10/17/2031(d)(g)	268,000	260,562
Life Mortgage Trust,
Series 2021-BMR, Class A, 3.52% (1 mo. USD LIBOR + 0.70%), 03/15/2038(d)(g)	127,786	123,008
Series 2021-BMR, Class B, 3.70% (1 mo. USD LIBOR + 0.88%), 03/15/2038(d)(g)	211,339	202,165
Series 2021-BMR, Class C, 3.92% (1 mo. USD LIBOR + 1.10%), 03/15/2038(d)(g)	103,212	98,494
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 3.89% (3 mo. USD LIBOR + 1.15%), 04/19/2033(d)(g)	618,000	602,355
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 3.21%, 04/21/2034(i)	9,751	9,494
Med Trust,
Series 2021-MDLN, Class A, 3.77% (1 mo. USD LIBOR + 0.95%), 11/15/2038(d)(g)	140,000	134,639
Series 2021-MDLN, Class B, 4.27% (1 mo. USD LIBOR + 1.45%), 11/15/2038(d)(g)	222,000	212,496
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(i)	130,950	113,196
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(i)	129,906	112,293
Principal Amount		Value

MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(d)(i)	$140,002	$111,856
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(d)(i)	174,198	151,147
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(i)	169,633	146,751
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 3.52% (1 mo. USD LIBOR + 0.70%), 07/15/2038(d)(g)	105,000	100,598
Series 2021-STOR, Class B, 3.72% (1 mo. USD LIBOR + 0.90%), 07/15/2038(d)(g)	105,000	99,679
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	240,000	236,038
Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	686,397
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 1.01%, 12/15/2050(k)	631,963	22,334
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(i)	125,514	115,071
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 3.76% (3 mo. USD LIBOR + 1.02%), 04/19/2030(d)(g)	276,000	270,875
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 3.80% (3 mo. USD LIBOR + 1.06%), 04/16/2033(d)(g)	250,000	243,191
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(i)	156,452	138,181
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(i)	169,323	146,207
Series 2022-NQM2, Class A1, 2.94%, 01/25/2062(d)(i)	203,105	180,067
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(d)(j)	126,894	114,850
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)(j)	110,000	90,613
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(d)(j)	357,000	356,139
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(i)	149,849	130,113
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 3.47% (3 mo. USD LIBOR + 0.96%), 07/15/2030(d)(g)	250,000	243,788
Series 2020-8RA, Class A1, 3.96% (3 mo. USD LIBOR + 1.22%), 01/17/2032(d)(g)	366,000	356,995
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 3.76% (3 mo. USD LIBOR + 1.05%), 07/20/2030(d)(g)	250,000	245,068
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 3.73% (3 mo. USD LIBOR + 1.22%), 01/15/2033(d)(g)	339,000	331,110
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 3.97% (3 mo. USD LIBOR + 1.26%), 01/20/2033(d)(g)	$272,907	$264,684
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(i)	202,418	166,960
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(d)	65,561	65,400
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(d)	359,651	333,219
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	115,000	96,767
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	209,444	199,946
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 4.02% (3 mo. USD LIBOR + 1.04%), 02/20/2030(d)(g)	237,352	233,711
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	3,551	2,774
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(i)	32,602	30,831
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	138,276	128,378
Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	138,016	137,272
Series 2019-3, Class D, 2.68%, 10/15/2025	120,642	119,986
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(i)	283,234	255,478
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(i)	124,815	111,830
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	99,000	79,175
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	99,000	71,241
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(i)	117,201	109,375
Series 2021-SFR1, Class A, 3.59% (1 mo. USD LIBOR + 0.60%), 04/17/2038(d)(g)	652,884	636,197
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(i)	7,516	7,479
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(i)	246,075	202,872
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(i)	178,767	157,415
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 4.03% (3 mo. USD LIBOR + 1.29%), 04/18/2033(d)(g)	250,000	242,957
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	354,000	344,920
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	257,133	221,193
Principal Amount		Value

TICP CLO XV Ltd., Series 2020-15A, Class A, 3.99% (3 mo. USD LIBOR + 1.28%), 04/20/2033(d)(g)	$256,000	$248,647
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	268,484	221,806
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.19%, 11/15/2050(k)	1,191,019	41,180
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(j)	48,622	47,087
Series 2020-1, Class A2, 2.64%, 01/25/2060(d)(j)	64,940	62,901
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(d)(i)	19,334	18,938
Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(i)	53,448	46,370
Series 2021-7, Class A1, 1.83%, 10/25/2066(d)(i)	198,822	169,205
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(i)	82,028	75,225
Series 2022-1, Class A1, 2.72%, 01/25/2067(d)(j)	133,770	118,444
Series 2022-3, Class A1, 4.13%, 02/25/2067(d)(j)	185,376	170,708
Series 2022-7, Class A1, 5.15%, 07/25/2067(d)(j)	97,517	94,966
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	58,157	54,949
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 3.02%, 10/25/2033(i)	25,464	24,312
Series 2005-AR14, Class 1A4, 2.99%, 12/25/2035(i)	29,817	28,546
Series 2005-AR16, Class 1A1, 2.76%, 12/25/2035(i)	29,317	27,378
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	133,648	131,513
Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(k)	1,042,136	37,236
Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(d)	459	459
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	155,000	152,338
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	145,152
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(i)	165,000	161,214
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(d)	346,500	284,643
Total Asset-Backed Securities (Cost $28,495,190)		26,126,202
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–8.65%
Collateralized Mortgage Obligations–0.51%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(l)	$7,969	$756
7.50%, 08/25/2023 to 11/25/2023(l)	5,422	120
6.50%, 02/25/2032 to 02/25/2033(k)(l)	97,326	16,430
6.00%, 06/25/2033 to 09/25/2035(k)(l)	80,559	13,658
5.50%, 09/25/2033 to 06/25/2035(l)	159,814	27,371
Fannie Mae REMICs,
IO, 5.50%, 06/25/2023 to 07/25/2046(l)	212,916	157,060
3.62% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(g)(l)	69,892	5,452
3.00%, 11/25/2027(l)	63,597	3,085
4.02% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(g)(l)	23,324	1,655
4.82% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(g)(l)	34,700	3,536
4.87% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(g)(l)	7,691	786
5.02% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(g)(l)	9,115	1,054
4.92% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(g)(l)	110,438	13,041
5.11% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(g)(l)	10,217	674
5.17% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(g)(l)	52,028	7,320
4.47% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(g)(l)	6,765	775
2.97% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(g)(l)	22,718	1,114
3.67% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(g)(l)	3,554	257
3.52% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(l)	180,960	11,587
3.50%, 08/25/2035(l)	220,915	28,123
3.02% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(g)(l)	18,263	1,507
3.46% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(g)(l)	32,296	2,583
3.47% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(g)(l)	43,150	3,097
3.07% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(g)(l)	134,471	13,745
2.82% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(g)(l)	350,229	25,202
PO, 0.00%, 09/25/2023(m)	2,040	2,002
4.00%, 08/25/2026 to 08/25/2047(l)	113,618	19,896
6.00%, 11/25/2028	13,406	13,709
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.33% (1 mo. USD LIBOR + 0.25%), 08/25/2035(g)	$13,926	$13,812
13.26% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(g)	23,069	27,342
12.89% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(g)	2,395	2,925
12.89% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(g)	12,905	14,466
4.02% (1 mo. USD LIBOR + 0.94%), 06/25/2037(g)	11,217	11,241
5.00%, 04/25/2040	16,694	16,656
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(k)	4,164,900	20,972
Series KC03, Class X1, IO, 0.63%, 11/25/2024(k)	2,585,698	28,209
Series K734, Class X1, IO, 0.79%, 02/25/2026(k)	2,040,104	35,397
Series K735, Class X1, IO, 1.10%, 05/25/2026(k)	2,010,793	56,343
Series K093, Class X1, IO, 1.09%, 05/25/2029(k)	1,643,285	81,434
Freddie Mac REMICs,
IO, 4.83% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(g)(l)	30,544	1,130
3.00%, 06/15/2027 to 05/15/2040(l)	210,251	10,958
2.50%, 05/15/2028(l)	42,838	1,971
3.88% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(g)(l)	141,496	7,837
3.93% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(g)(l)	7,659	449
3.90% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(g)(l)	56,281	3,436
4.18% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(g)(l)	8,533	891
3.18% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(g)(l)	4,662	387
3.25% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(g)(l)	29,643	2,295
3.43% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(g)(l)	14,777	1,028
3.28% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(g)(l)	52,557	5,495
4.00%, 03/15/2045(l)	26,679	2,282
6.50%, 03/15/2032 to 06/15/2032	41,464	43,325
3.50%, 05/15/2032	10,632	10,203
14.42% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(g)	4,788	5,723
3.22% (1 mo. USD LIBOR + 0.40%), 09/15/2035(g)	25,335	25,031
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(l)	$16,020	$1,581
3.00%, 12/15/2027(l)	80,154	4,483
3.27%, 12/15/2027(k)	20,198	981
6.50%, 02/01/2028(l)	3,814	421
6.00%, 12/15/2032(l)	14,671	1,946
PO, 0.00%, 06/01/2026(m)	3,718	3,468
		819,713
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
9.00%, 01/01/2025 to 05/01/2025	196	200
6.50%, 07/01/2028 to 04/01/2034	7,600	7,849
7.00%, 10/01/2031 to 10/01/2037	22,869	23,825
5.00%, 12/01/2034	447	437
5.50%, 09/01/2039	75,077	77,391
		109,702
Federal National Mortgage Association (FNMA)–0.38%
7.50%, 01/01/2033	18,586	19,539
6.00%, 03/01/2037	44,771	47,088
4.00%, 05/01/2052	580,711	542,006
		608,633
Government National Mortgage Association (GNMA)–2.44%
7.50%, 01/15/2023 to 06/15/2024	1,570	1,572
8.00%, 04/15/2023	226	226
IO, 4.56% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(g)(l)	9,834	4
3.61% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(g)(l)	123,960	9,600
3.71% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(g)(l)	58,076	3,723
4.50%, 09/16/2047(l)	149,504	25,552
3.26% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(g)(l)	124,578	11,280
TBA, 2.50%, 10/01/2052(n)	4,465,000	3,838,069
		3,890,026
Uniform Mortgage-Backed Securities–5.25%
TBA, 2.00%, 10/01/2052(n)	7,935,458	6,427,101
4.00%, 10/01/2052(n)	1,039,000	964,363
4.50%, 10/01/2052(n)	1,039,000	990,053
		8,381,517
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $15,065,439)		13,809,591
U.S. Treasury Securities–4.62%
U.S. Treasury Bonds–1.65%
3.38%, 08/15/2042	1,689,200	1,530,574
2.88%, 05/15/2052	1,310,600	1,099,470
		2,630,044
Principal Amount		Value
U.S. Treasury Notes–2.97%
3.25%, 08/31/2024	$1,184,400	$1,163,118
3.13%, 08/31/2027	224,200	215,092
3.13%, 08/31/2029	1,738,300	1,650,163
2.75%, 08/15/2032	1,873,900	1,713,740
		4,742,113
Total U.S. Treasury Securities (Cost $7,814,858)		7,372,157

Agency Credit Risk Transfer Notes–0.52%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 8.08% (1 mo. USD LIBOR + 5.00%), 11/25/2024(g)	21,227	21,363
Series 2016-C02, Class 1M2, 9.08% (1 mo. USD LIBOR + 6.00%), 09/25/2028(g)	69,747	72,258
Series 2022-R03, Class 1M1, 4.38% (30 Day Average SOFR + 2.10%), 03/25/2042(d)(g)	264,682	261,696
Series 2022-R04, Class 1M1, 4.28% (30 Day Average SOFR + 2.00%), 03/25/2042(d)(g)	144,947	143,345
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 7.08% (1 mo. USD LIBOR + 4.00%), 08/25/2024(g)	35,175	35,502
Series 2022-DNA3, Class M1A, STACR®, 4.28% (30 Day Average SOFR + 2.00%), 04/25/2042(d)(g)	194,842	192,995
Series 2022-DNA6, Class M1, STACR®, 4.44% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(g)	100,000	99,445
Total Agency Credit Risk Transfer Notes (Cost $838,659)		826,604
Shares
Preferred Stocks–0.38%
Asset Management & Custody Banks–0.02%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(e)	35,000	33,600
Diversified Banks–0.32%
Citigroup, Inc., 5.00%, Series U, Pfd.(e)	240,000	214,170
JPMorgan Chase & Co., 6.28% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(b)(g)	303,000	302,998
		517,168
Investment Banking & Brokerage–0.04%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(e)	75,000	55,188
Total Preferred Stocks (Cost $652,705)		605,956
Principal Amount
Municipal Obligations–0.30%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$100,000	87,388
Series 2022, RB, 4.35%, 06/01/2041	75,000	66,533
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	90,000	57,018
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	140,000	92,906
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	$265,000	$181,449
Total Municipal Obligations (Cost $670,000)		485,294
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.08% (Cost $158,671,022)		156,531,089
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.41%
Invesco Private Government Fund, 3.01%(o)(p)(q)	1,973,086	1,973,086
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.11%(o)(p)(q)	5,074,599	$5,074,599
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,047,890)		7,047,685
TOTAL INVESTMENTS IN SECURITIES–102.49% (Cost $165,718,912)		163,578,774
OTHER ASSETS LESS LIABILITIES—(2.49)%		(3,977,210)
NET ASSETS–100.00%		$159,601,564
Investment Abbreviations:
ADR	– American Depositary Receipt
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $32,167,902, which represented 20.16% of the Fund’s Net Assets.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2022.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2022.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2022.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Zero coupon bond issued at a discount.
(n)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$307,302	$22,830,160	$(21,164,376)	$-	$-	$1,973,086	$9,766*
Invesco Private Prime Fund	717,037	36,293,449	(31,935,437)	(161)	(289)	5,074,599	23,943*
Total	$1,024,339	$59,123,609	$(53,099,813)	$(161)	$(289)	$7,047,685	$33,709

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	12	December-2022	$2,464,688	$(40,071)	$(40,071)
U.S. Treasury 5 Year Notes	52	December-2022	5,590,406	(146,344)	(146,344)
U.S. Treasury 10 Year Notes	71	December-2022	7,956,438	(344,578)	(344,578)
U.S. Treasury Long Bonds	19	December-2022	2,401,719	(182,875)	(182,875)
U.S. Treasury Ultra Bonds	2	December-2022	274,000	(21,750)	(21,750)
Subtotal—Long Futures Contracts				(735,618)	(735,618)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	20	December-2022	(2,369,688)	137,188	137,188
Total Futures Contracts				$(598,430)	$(598,430)

(a)	Futures contracts collateralized by $938,362 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$60,296,548	$474,631	$—	$60,771,179
U.S. Dollar Denominated Bonds & Notes	—	46,096,931	437,175	46,534,106
Asset-Backed Securities	—	26,126,202	—	26,126,202
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	13,809,591	—	13,809,591
U.S. Treasury Securities	—	7,372,157	—	7,372,157
Agency Credit Risk Transfer Notes	—	826,604	—	826,604
Preferred Stocks	—	605,956	—	605,956
Municipal Obligations	—	485,294	—	485,294
Money Market Funds	—	7,047,685	—	7,047,685
Total Investments in Securities	60,296,548	102,845,051	437,175	163,578,774
Other Investments - Assets*
Futures Contracts	137,188	—	—	137,188
Other Investments - Liabilities*
Futures Contracts	(735,618)	—	—	(735,618)
Total Other Investments	(598,430)	—	—	(598,430)
Total Investments	$59,698,118	$102,845,051	$437,175	$162,980,344

*	Unrealized appreciation (depreciation).
Invesco V.I. Conservative Balanced Fund